Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments
(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

[1]	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
[2]	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.